Other assets	12 Months Ended
Dec. 31, 2025
Assets [abstract]
Other assets
17. Other assets

	2025	2024
Current -
Interest receivable	$27,516	$18,687
Foreign currency forward	209	1,410
Other	5,044	1,613
	32,769	21,710
Non-current -
Guarantee deposits	$3,380	$11,690
Deposits for litigation	361	7,211
Other	3,212	3,212
	6,953	22,113
	$39,722	$43,823

Guarantee deposits are mainly amounts paid to suppliers, as required at the inception of the agreements.
As of December 31, 2024, the main balance within "Deposits for litigation" corresponded to cash deposited into an escrow account until the related dispute was settled. Although the cash remains temporarily in escrow for administrative purposes, the Company no longer controls it following the issuance of a final adverse ruling against the Company. Accordingly, during 2025 such deposit was derecognized (see Note 21).